STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 6.0%
Bank of America	128,013	[a]	3,405,146
Comerica	19,007		1,308,062
JPMorgan Chase & Co.	41,655		4,413,764
Popular	21,113		1,102,310
Wells Fargo & Co.	8,200		363,834
Zions Bancorp	25,630	[b]	1,103,884
			11,697,000
Capital Goods - 3.5%
Boeing	5,455	[a]	1,863,483
Lockheed Martin	6,281		2,126,370
Pentair	10,286		358,159
Raytheon	8,358		1,458,471
Textron	24,211		1,096,758
			6,903,241
Commercial & Professional Services - 1.1%
Automatic Data Processing	9,600	[a]	1,537,152
Robert Half International	12,729		683,038
			2,220,190
Consumer Durables & Apparel - 1.5%
NIKE, Cl. B	24,695		1,904,972
Tapestry	34,647		989,518
			2,894,490
Consumer Services - 1.1%
Starbucks	27,984		2,128,463
Diversified Financials - 3.9%
American Express	11,678	[a]	1,339,583
Discover Financial Services	23,024		1,716,439
Evercore, Cl. A	12,834		991,170
S&P Global	9,282		1,985,234
Synchrony Financial	43,872		1,475,415
			7,507,841
Energy - 5.7%
Baker Hughes, a GE Company	14,143	[b]	302,802
Chevron	26,152		2,977,405
ConocoPhillips	27,841		1,641,505
Continental Resources	8,673	[a]	303,555
Devon Energy	28,287		711,701
EOG Resources	17,243		1,411,857
Exxon Mobil	26,869		1,901,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 5.7% (continued)
Helmerich & Payne	9,900		484,209
Phillips 66	17,248		1,393,638
			11,128,191
Food & Staples Retailing - 2.6%
Sysco	18,961		1,304,896
Walgreens Boots Alliance	25,061		1,236,510
Walmart	25,314		2,567,852
			5,109,258
Food, Beverage & Tobacco - 3.7%
Altria Group	34,290		1,682,267
Coca-Cola	6,833		335,705
Monster Beverage	27,883	[a]	1,724,842
PepsiCo	9,664		1,236,992
Philip Morris International	27,867		2,149,382
			7,129,188
Health Care Equipment & Services - 3.1%
Baxter International	11,315	[a]	830,974
Danaher	10,070		1,329,341
IDEXX Laboratories	6,696	[a]	1,672,460
UnitedHealth Group	8,736		2,112,365
			5,945,140
Household & Personal Products - 2.2%
Herbalife Nutrition	27,973	[a,b]	1,168,712
Kimberly-Clark	12,513		1,600,288
Procter & Gamble	14,978		1,541,386
			4,310,386
Insurance - 4.6%
Allstate	19,493	[a]	1,861,776
Berkshire Hathaway, Cl. B	9,956	[a]	1,965,513
MetLife	28,869		1,334,036
Progressive	25,565		2,026,793
Prudential Financial	3,160		291,921
Torchmark	17,952		1,535,075
			9,015,114
Materials - .6%
CF Industries Holdings	4,196		168,847
LyondellBasell Industries, Cl. A	14,307		1,062,295
			1,231,142
Media & Entertainment - 7.5%
Alphabet, Cl. A	2,940	[a]	3,253,110
Alphabet, Cl. C	3,076	[a]	3,394,766
CBS, Cl. B	25,631		1,237,465
Comcast, Cl. A	8,200		336,200
Facebook, Cl. A	25,077	[a]	4,450,415

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 7.5% (continued)
Match Group	4,100	[b]	281,465
Netflix	2,797	[a]	960,154
TripAdvisor	15,558	[a,b]	657,637
			14,571,212
Pharmaceuticals Biotechnology & Life Sciences - 13.4%
AbbVie	28,840		2,212,316
Agilent Technologies	18,324		1,228,624
Allergan	2,600		316,966
Amgen	13,413	[a]	2,235,947
Biogen	6,442	[a]	1,412,666
Bristol-Myers Squibb	31,181		1,414,682
Eli Lilly & Co.	3,007		348,632
Illumina	4,590	[a]	1,408,717
Incyte	9,566	[a]	752,175
Johnson & Johnson	33,418		4,382,771
Merck & Co.	16,620		1,316,470
Pfizer	89,588		3,719,694
Regeneron Pharmaceuticals	1,119	[a]	337,625
Thermo Fisher Scientific	5,674		1,514,845
Waters	7,166	[a]	1,438,288
Zoetis	20,827		2,104,568
			26,144,986
Real Estate - 1.4%
Public Storage	7,978	[c]	1,897,807
VICI Properties	40,999	[c]	909,358
			2,807,165
Retailing - 2.3%
Best Buy	25,854		1,620,270
Foot Locker	18,979	[b]	746,824
Home Depot	6,447		1,223,963
Kohl's	17,572	[b]	866,651
			4,457,708
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom	6,184		1,556,142
Intel	62,729		2,762,585
Texas Instruments	7,295		760,941
			5,079,668
Software & Services - 17.5%
Accenture, Cl. A	14,522		2,585,933
Adobe	8,087	[a]	2,190,768
Amazon.com	3,768	[a]	6,688,464
Autodesk	2,687	[a]	432,365
Broadridge Financial Solutions	1,539		192,175
Cadence Design Systems	25,542	[a]	1,623,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 17.5% (continued)
CDK Global		8,200		396,880
Citrix Systems		9,107		857,151
Cognizant Technology Solutions, Cl. A		22,253		1,378,128
Fiserv		4,916	[a,b]	422,088
International Business Machines		8,359		1,061,509
Intuit		6,945		1,700,483
Mastercard, Cl. A		3,007		756,230
Microsoft		72,179		8,927,099
VeriSign		4,950	[a]	965,151
Visa, Cl. A		24,746	[b]	3,992,272
				34,170,401
Technology Hardware & Equipment - 5.8%
Apple		45,327	[a]	7,935,398
Cisco Systems		13,666		711,042
Fortinet		6,937	[a]	502,794
HP		77,435		1,446,486
Xerox		8,200		251,002
Zebra Technologies, Cl. A		2,793	[a]	478,832
				11,325,554
Telecommunication Services - 3.4%
AT&T		78,765		2,408,634
CenturyLink		69,303	[b]	724,216
Verizon Communications		62,982		3,423,072
				6,555,922
Transportation - 3.5%
CSX		23,930		1,782,067
Norfolk Southern		9,821		1,916,470
Union Pacific		10,539		1,757,694
United Continental Holdings		17,877	[a]	1,388,149
				6,844,380
Utilities - 2.5%
Exelon		41,714		2,005,609
NRG Energy		41,335		1,407,043
OGE Energy		37,178		1,545,118
				4,957,770
Total Common Stocks (cost $152,377,838)				194,134,410
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $911,326)	2.4	911,326	[d]	911,326

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $289,204)	2.4	289,204	[d]	289,204
Total Investments (cost $153,578,368)		100.1%		195,334,940
Liabilities, Less Cash and Receivables		(.1%)		(263,306)
Net Assets		100.0%		195,071,634

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $9,694,136 and the value of the collateral held by the fund was $10,053,228, consisting of cash collateral of $289,204 and U.S. Government & Agency securities valued at $9,764,024.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	194,134,410	-	-	194,134,410
Investment Companies	1,200,530	-	-	1,200,530

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized appreciation on investments was $41,756,572, consisting of $50,028,927 gross unrealized appreciation and $8,272,355 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.